STOCK COMPENSATION (Schedule of Options Outstanding Under Option Plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options Outstanding
Number Outstanding	2,281,000	1,701,000
Remaining Average Contractual Life (in years)	6 years 10 months 24 days	6 years 9 months 18 days
Weighted Average Exercise Price	$ 0.47	$ 0.34
Options Exercisable
Number Exercisable	1,476,000	1,114,500
Weighted Average Exercise Price	$ 0.31	$ 0.23
0.50 - 0.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	0.50
Exercise price upper range limit	$ 0.85
Options Outstanding
Number Outstanding	1,210,000
Remaining Average Contractual Life (in years)	4 years 8 months 12 days
Weighted Average Exercise Price	$ 0.70
Options Exercisable
Number Exercisable	450,000
Weighted Average Exercise Price	$ 0.61
0.14 - 0.24 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	0.14	0.14
Exercise price upper range limit	$ 0.24	$ 0.24
Options Outstanding
Number Outstanding	720,000	720,000
Remaining Average Contractual Life (in years)	1 year 3 months 18 days	2 years 1 month 6 days
Weighted Average Exercise Price	$ 0.14	$ 0.06
Options Exercisable
Number Exercisable	720,000	720,000
Weighted Average Exercise Price	$ 0.14	$ 0.09
0.25 - 0.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	0.25	0.25
Exercise price upper range limit	$ 0.49	$ 0.49
Options Outstanding
Number Outstanding	351,000	351,000
Remaining Average Contractual Life (in years)	10 months 24 days	1 year 6 months
Weighted Average Exercise Price	$ 0.28	$ 0.05
Options Exercisable
Number Exercisable	306,000	207,000
Weighted Average Exercise Price	$ 0.286	$ 0.05
0.50 - 0.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit		0.50
Exercise price upper range limit		$ 0.78
Options Outstanding
Number Outstanding		630,000
Remaining Average Contractual Life (in years)		3 years 2 months 12 days
Weighted Average Exercise Price		$ 0.23
Options Exercisable
Number Exercisable		187,500
Weighted Average Exercise Price		$ 0.09